Intangible Assets_Goodwill(Details) - KRW (₩) ₩ in Millions		Dec. 31, 2020	Dec. 31, 2019
Goodwill Line Items [Line Items]
Acquisition cost		₩ 887,259	₩ 346,314
Carrying amount	[1]	763,582	275,741
Housing&Commercial Bank
Goodwill Line Items [Line Items]
Acquisition cost		65,288	65,288
Carrying amount	[1]	65,288	65,288
KB Cambodia Bank
Goodwill Line Items [Line Items]
Acquisition cost		1,202	1,202
Carrying amount	[1]	0	0
KB Securities Co., Ltd.
Goodwill Line Items [Line Items]
Acquisition cost		70,265	70,265
Carrying amount	[1]	58,889	58,889
KB Capital Co.,Ltd.
Goodwill Line Items [Line Items]
Acquisition cost		79,609	79,609
Carrying amount	[1]	79,609	79,609
KB Savings Bank Co., Ltd.
Goodwill Line Items [Line Items]
Acquisition cost		115,343	115,343
Carrying amount	[1]	57,404	57,404
KB Securities Vietnam Joint Stock Company
Goodwill Line Items [Line Items]
Acquisition cost		13,092	13,092
Carrying amount	[1]	12,234	12,987
KB Daehan Specialized Bank PLC.
Goodwill Line Items [Line Items]
Acquisition cost		1,515	1,515
Carrying amount	[1]	1,470	1,564
PRASAC Microfinance Institution Plc.
Goodwill Line Items [Line Items]
Acquisition cost		396,942	0
Carrying amount	[1]	356,570	0
PT Sunindo Kookmin Best Finance
Goodwill Line Items [Line Items]
Acquisition cost		2,963	0
Carrying amount	[1]	2,963	0
PT Bank Bukopin TBK
Goodwill Line Items [Line Items]
Acquisition cost		89,220	0
Carrying amount	[1]	80,002	0
PT. KB Finansia Multi Finance
Goodwill Line Items [Line Items]
Acquisition cost		51,820	0
Carrying amount	[1]	₩ 49,153	₩ 0

[1]	Includes the effect of exchange differences etc.